iShares
®
MSCI USA Quality Factor ETF
Schedule of Investments
(unaudited)
October 31, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 1.5%
Lockheed Martin Corp. ..................... 1,036,402 $ 471,189,805
a
Air Freight & Logistics  — 0.3%
CH Robinson Worldwide, Inc. ................ 459,102 37,568,317
Expeditors International of Washington, Inc.
(a)
...... 598,494 65,385,469
102,953,786
a
Beverages  — 3.7%
Brown-Forman Corp., Class B, NVS ............ 553,871 31,105,396
Coca-Cola Co. (The) ...................... 8,751,471 494,370,597
Monster Beverage Corp.
(b)
................... 1,596,352 81,573,587
PepsiCo, Inc. ........................... 3,434,576 560,797,569
1,167,847,149
a
Biotechnology  — 1.9%
AbbVie, Inc. ............................ 2,440,452 344,543,013
Regeneron Pharmaceuticals, Inc.
(b)
............. 141,191 110,113,449
Vertex Pharmaceuticals, Inc.
(b)
................ 371,506 134,526,038
589,182,500
a
Building Products  — 0.2%
Builders FirstSource, Inc.
(b)
.................. 471,678 51,186,497
a
Capital Markets  — 2.1%
Ameriprise Financial, Inc. ................... 432,634 136,093,677
BlackRock, Inc.
(c)
......................... 391,668 239,810,483
LPL Financial Holdings, Inc. .................. 234,090 52,557,887
MarketAxess Holdings, Inc. .................. 116,129 24,822,574
Moody's Corp. ........................... 434,680 133,881,440
SEI Investments Co. ....................... 362,797 19,467,687
T Rowe Price Group, Inc. ................... 621,638 56,258,239
662,891,987
a
Chemicals  — 0.8%
CF Industries Holdings, Inc. .................. 2,031,994 162,112,481
FMC Corp. ............................. 687,327 36,565,797
Mosaic Co. (The) ......................... 1,799,533 58,448,832
257,127,110
a
Commercial Services & Supplies  — 0.9%
Cintas Corp. ............................ 275,532 139,727,788
Copart, Inc.
(b)
........................... 2,410,865 104,920,845
Rollins, Inc. ............................. 769,443 28,938,751
273,587,384
a
Communications Equipment  — 2.0%
Arista Networks, Inc.
(b)
..................... 622,446 124,719,505
Cisco Systems, Inc. ....................... 9,723,432 506,882,510
631,602,015
a
Consumer Staples Distribution & Retail  — 1.8%
Costco Wholesale Corp. .................... 1,016,135 561,353,619
a
Containers & Packaging  — 0.5%
Avery Dennison Corp. ...................... 446,154 77,662,027
Packaging Corp. of America ................. 518,188 79,308,673
156,970,700
a
Distributors  — 0.3%
Pool Corp.
(a)
............................ 317,040 100,111,721
a
Electronic Equipment, Instruments & Components  — 0.7%
Amphenol Corp., Class A ................... 1,264,459 101,852,172
CDW Corp. ............................. 294,262 58,970,105
Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
Keysight Technologies, Inc.
(b)
................. 393,422 $ 48,017,155
208,839,432
a
Entertainment  — 0.2%
Electronic Arts, Inc. ....................... 521,397 64,543,735
a
Financial Services  — 8.8%
Jack Henry & Associates, Inc. ................ 229,035 32,291,645
Mastercard, Inc., Class A .................... 3,279,048 1,234,069,715
Visa, Inc., Class A ........................ 6,337,792 1,490,014,899
2,756,376,259
a
Food Products  — 0.4%
Archer-Daniels-Midland Co. .................. 950,858 68,052,907
Hershey Co. (The) ........................ 387,941 72,680,746
140,733,653
a
Gas Utilities  — 2.4%
Atmos Energy Corp. ....................... 6,977,521 751,199,911
a
Ground Transportation  — 0.5%
Old Dominion Freight Line, Inc. ............... 381,782 143,802,008
a
Health Care Equipment & Supplies  — 1.2%
Abbott Laboratories ....................... 2,275,605 215,158,453
Edwards Lifesciences Corp.
(b)
................ 1,012,698 64,529,116
IDEXX Laboratories, Inc.
(b)
................... 165,314 66,037,984
ResMed, Inc. ........................... 207,504 29,303,715
375,029,268
a
Health Care Providers & Services  — 2.3%
Henry Schein, Inc.
(a)(b)
...................... 169,104 10,988,378
Molina Healthcare, Inc.
(a)(b)
................... 90,037 29,977,819
UnitedHealth Group, Inc. .................... 1,294,431 693,245,466
734,211,663
a
Health Care Technology  — 0.1%
Veeva Systems, Inc., Class A
(a)(b)
.............. 197,742 38,106,861
a
Hotels, Restaurants & Leisure  — 1.0%
Chipotle Mexican Grill, Inc.
(a)(b)
................ 169,084 328,394,945
a
Household Durables  — 2.4%
DR Horton, Inc. .......................... 2,072,223 216,340,081
Garmin Ltd. ............................. 934,495 95,813,772
Lennar Corp., Class A ...................... 1,533,177 163,559,322
NVR, Inc.
(a)(b)
............................ 27,514 148,922,827
PulteGroup, Inc. ......................... 1,536,606 113,078,836
737,714,838
a
Household Products  — 0.1%
Church & Dwight Co., Inc. ................... 388,505 35,330,645
a
Industrial Conglomerates  — 0.5%
3M Co. ................................ 1,793,137 163,085,810
a
Industrial REITs  — 0.7%
Prologis, Inc. ............................ 2,222,240 223,890,680
a
Insurance  — 1.2%
American Financial Group, Inc. ............... 192,355 21,035,943
Erie Indemnity Co., Class A, NVS .............. 78,241 21,609,382
Fidelity National Financial, Inc. ................ 619,382 24,211,642
Marsh & McLennan Companies, Inc. ............ 1,358,413 257,623,026
Principal Financial Group, Inc. ................ 710,340 48,075,811
372,555,804
a

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
MSCI USA Quality Factor ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Interactive Media & Services  — 8.5%
Alphabet, Inc., Class A
(b)
.................... 5,237,132 $ 649,823,339
Alphabet, Inc., Class C, NVS
(b)
................ 4,722,825 591,769,972
Meta Platforms, Inc., Class A
(b)
................ 4,772,240 1,437,732,745
2,679,326,056
a
IT Services  — 1.5%
Accenture PLC, Class A .................... 1,618,421 480,816,695
a
Life Sciences Tools & Services  — 0.3%
Agilent Technologies, Inc. ................... 415,588 42,959,331
Waters Corp.
(a)(b)
......................... 98,843 23,577,021
West Pharmaceutical Services, Inc. ............ 109,220 34,763,634
101,299,986
a
Machinery  — 1.0%
Graco, Inc. ............................. 517,203 38,454,043
Illinois Tool Works, Inc. ..................... 1,185,619 265,720,930
304,174,973
a
Media  — 0.2%
Interpublic Group of Companies, Inc. (The) ....... 763,300 21,677,720
Omnicom Group, Inc. ...................... 415,594 31,132,147
52,809,867
a
Metals & Mining  — 1.2%
Nucor Corp. ............................ 1,348,277 199,261,858
Reliance Steel & Aluminum Co. ............... 327,701 83,360,580
Steel Dynamics, Inc. ....................... 980,661 104,450,203
387,072,641
a
Oil, Gas & Consumable Fuels  — 4.7%
ConocoPhillips .......................... 8,232,877 978,065,788
Coterra Energy, Inc. ....................... 4,931,169 135,607,147
Devon Energy Corp. ....................... 4,256,571 198,228,511
HF Sinclair Corp. ......................... 834,524 46,215,939
Texas Pacific Land Corp.
(a)
.................. 67,208 124,062,608
1,482,179,993
a
Personal Care Products  — 0.2%
Estee Lauder Companies, Inc. (The), Class A ...... 399,655 51,503,540
a
Pharmaceuticals  — 7.6%
Eli Lilly & Co. ........................... 1,842,204 1,020,452,062
Johnson & Johnson ....................... 3,713,344 550,837,449
Merck & Co., Inc. ......................... 4,350,525 446,798,917
Pfizer, Inc. ............................. 8,758,987 267,674,643
Zoetis, Inc., Class A ....................... 718,993 112,881,901
2,398,644,972
a
Professional Services  — 2.6%
Automatic Data Processing, Inc. ............... 2,269,340 495,215,375
Paychex, Inc. ........................... 1,373,883 152,569,707
Paycom Software, Inc. ..................... 156,466 38,329,476
Robert Half, Inc. ......................... 445,111 33,280,949
Verisk Analytics, Inc. ....................... 428,596 97,445,587
816,841,094
a
Real Estate Management & Development  — 0.2%
CBRE Group, Inc., Class A
(b)
................. 1,039,933 72,108,954
a
Residential REITs  — 0.4%
AvalonBay Communities, Inc. ................ 305,193 50,582,688
Equity Residential ........................ 758,139 41,947,831
Mid-America Apartment Communities, Inc. ........ 252,868 29,876,354
122,406,873
a
Security Shares Value
a
Semiconductors & Semiconductor Equipment  — 13.2%
Applied Materials, Inc. ..................... 2,425,729 $ 321,045,233
Broadcom, Inc. .......................... 1,008,676 848,669,726
Lam Research Corp. ...................... 436,009 256,469,214
Monolithic Power Systems, Inc. ............... 107,595 47,529,015
NVIDIA Corp. ........................... 4,493,843 1,832,589,176
QUALCOMM, Inc. ........................ 3,492,589 380,657,275
Teradyne, Inc.
(a)
.......................... 377,822 31,461,238
Texas Instruments, Inc. ..................... 3,051,628 433,361,692
4,151,782,569
a
Software  — 7.3%
Adobe, Inc.
(b)
............................ 1,122,981 597,493,271
Cadence Design Systems, Inc.
(b)
.............. 680,013 163,101,118
Gen Digital, Inc. .......................... 1,383,460 23,048,443
Microsoft Corp. .......................... 4,413,324 1,492,188,978
2,275,831,810
a
Specialized REITs  — 0.8%
Public Storage ........................... 774,362 184,847,953
Weyerhaeuser Co. ........................ 2,045,804 58,694,117
243,542,070
a
Specialty Retail  — 1.4%
Best Buy Co., Inc. ........................ 1,470,643 98,268,365
Dick's Sporting Goods, Inc. .................. 378,054 40,432,876
Tractor Supply Co. ........................ 738,629 142,230,400
Ulta Beauty, Inc.
(b)
........................ 391,900 149,435,389
430,367,030
a
Technology Hardware, Storage & Peripherals  — 4.5%
Apple, Inc. ............................. 8,020,991 1,369,744,633
NetApp, Inc. ............................ 482,270 35,099,611
1,404,844,244
a
Textiles, Apparel & Luxury Goods  — 4.4%
Deckers Outdoor Corp.
(b)
.................... 174,548 104,215,629
Lululemon Athletica, Inc.
(a)(b)
.................. 914,736 359,930,321
Nike, Inc., Class B ........................ 8,798,751 904,247,640
1,368,393,590
a
Trading Companies & Distributors  — 1.3%
Fastenal Co. ............................ 2,033,425 118,630,015
Ferguson PLC ........................... 671,912 100,921,182
Watsco, Inc. ............................ 109,991 38,374,760
WW Grainger, Inc. ........................ 208,010 151,811,938
409,737,895
a
Total Long-Term Investments — 99.8%
(Cost: $28,682,918,350) .............................. 31,333,504,637
a
Short-Term Securities
Money Market Funds  —  0.8%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.54%
(c)(d)(e)
...................... 195,551,725 195,629,945
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.33%
(c)(d)
............................ 34,785,527 34,785,527
a
Total Short-Term Securities — 0.8%
(Cost: $230,347,151) ................................ 230,415,472
Total Investments — 100.6%
(Cost: $28,913,265,501) .............................. 31,563,920,109
Liabilities in Excess of Other Assets — (0.6)% ............... (177,436,967)
Net Assets — 100.0% ................................. $ 31,386,483,142

iShares
®
MSCI USA Quality Factor ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2023
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/23
  Shares Held
at 10/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 190,194,678 $ 5,396,582
(a)
$ — $ 5,799 $ 32,886 $ 195,629,945 195,551,725 $ 1,030,705
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 55,278,792 — (20,493,265)
(a)
— — 34,785,527 34,785,527 733,115 —
BlackRock, Inc. .. 269,297,526 23,602,141 (5,830,486) 45,968 (47,304,666) 239,810,483 391,668 1,890,995 —
$ 51,767 $ (47,271,780)
$ 470,225,955
$ 3,654,815 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 217 12/15/23 $ 45,703 $ (2,650,106)

Schedule of Investments
(unaudited) (continued)
October 31, 2023
iShares
®
MSCI USA Quality Factor ETF
4
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 31,333,504,637  $ —  $ —  $ 31,333,504,637
Short-Term Securities
Money Market Funds ...................................... 230,415,472  —  —  230,415,472
$ 31,563,920,109  $ —  $ —  $ 31,563,920,109
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (2,650,106) $ —  $ —  $ (2,650,106)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)